Acquisitions	12 Months Ended
Dec. 31, 2019
Acquisitions
Acquisitions

6.    Acquisitions

The Company accounts for business combinations using the purchase method of accounting, which requires the acquisition cost to be allocated to the assets and liabilities of the Company acquired, including separately identifiable intangible assets, based on their estimated fair values. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Yizhibo

On October 1, 2018 (“Acquisition Date”), Weibo entered into a series of business and asset transfer agreements with Yixia Tech Co., Ltd. (“Yixia Tech”) to acquire the whole live streaming business of Yizhibo, which was previously operated by Yixia Tech. The acquisition included the Yizhibo APP and related assets/technology, employees and business contracts with a cash consideration of $50.0 million. Weibo had paid $40 million consideration payable to Yixia Tech in 2018 and settled the rest $10 million in 2019 (Note 13). Weibo has engaged an independent valuation firm to help management determine the value of assets and liabilities from the acquisition. Total identifiable intangible assets acquired on acquisition date included supplier-relationship of $9.7 million with estimated useful life of five years, core technology of $6.6 million with estimated useful life of eight years, and trademark and domain name of $5.6 million with estimated useful life of ten years.

The consideration of acquisition of Yizhibo was allocated based on their fair value of the assets acquired and the liabilities assumed as follows:

As of Acquisition Date
(In thousands)
Consideration	$50,000

Property and equipment, net	466
Identifiable intangible assets acquired	21,942
Other tangible assets	2,874
Liabilities assumed	(2,434)
Goodwill	27,152
Total	$50,000

Weihui

Prior to 2017, the Company held a 45% equity interest of Wexfin Inc. (“Weihui”), which is primarily engaged in providing technology service for financial service platforms, including design and develop online platform, payment system integration, etc. Pursuant to the investment agreement, the Company had contingent redemption right on its investment in Weihui, so the interest held by the Company did not meet the definition of “in-substance common shares” under ASC 323-10-15. As there was no readily determinable fair value for the Company’s investment in Weihui, it was accounted for an investment under the cost method prior to 2017. The carrying amount of the investment in Weihui prior to the acquisition was $29.1 million.

In April 2017, the Company entered into a new share purchase agreement and purchased additional 10% equity interest of Weihui for consideration of $12.2 million and obtained control, holding aggregate 55% of Weihui’s equity interest with contingent redemption rights upon the completion of the transaction. In accordance with ASC 805 accounting for step-up acquisition, the Company’s previously held 45% equity interest was re-measured to fair value at the acquisition date, which was valued with the assistance of an independent valuation firm and a re-measurement gain of $6.0 million was recognized. The Company began to consolidate Weihui’s financial statements from April 2017 and the remaining 45% of its common shares without any preference right was recognized as non-controlling interests on the balance sheet. Total identifiable intangible assets acquired upon acquisition mainly included core technology of $15.9 million valued by the excess earnings method, customer relationships of $3.8 million, which have an estimated useful life of five years. Consideration for Weihui was allocated on the acquisition date based on their fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
(In thousands)
Consideration	$12,222
Fair value of previously held 45% equity interest	35,119
Non-controlling interests	24,707
Total	72,048

Cash and cash equivalents	12,078
Other tangible assets	1,602
Identifiable intangible assets acquired	19,748
Liabilities assumed	(2,687)
Goodwill	41,307
Total	$72,048

Weiju

In July 2017, the Company acquired 60% equity interest of Weiju, which primarily provides online loan facilitation services to the borrowers, with total consideration of $36.4 million, including $5.5 million paid to selling shareholders and $30.9 million paid to Weiju for its newly issued shares. Total consideration was paid by the Company in March 2018. The Company began to consolidate Weiju's financial statements from July 2017 and the remaining 40% equity interest of Weiju was recognized as non-controlling interests on the balance sheet. Total identifiable intangible assets acquired upon acquisition mainly included core technology of $5.3 million, which have an estimated useful life of five years. The Company engaged an independent valuer to assist management in assessing the enterprise value of Weiju and preparing the purchase price allocation as follows:

As of acquisition date
(In thousands)
Consideration	$36,405
Non-controlling interests	18,405
Total	54,810

Tangible assets	27,423
Identifiable intangible assets acquired	5,278
Liabilities assumed	(1,319)
Goodwill	23,428
Total	$54,810

The acquisitions above did not have a material impact on the Company’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented. In 2017 and 2018, no other significant acquisition had material impact on the Company’s consolidated financial statements. No acquisition incurred in 2019.